Note K - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2016	2015	2014
Current tax expense	$2,645	$2,218	$3,637
Deferred tax (benefit) expense	(725)	591	(517)
Total income taxes	$1,920	$2,809	$3,120

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2016	2015
Items giving rise to deferred tax assets:
Allowance for loan losses	$2,538	$2,302
Unrealized loss on securities available for sale	510	----
Deferred compensation	2,194	2,089
Deferred loan fees/costs	248	273
Other real estate owned	719	370
Accrued bonus	240	166
Purchase accounting adjustments	305	----
Net operating loss	258	----
Other	275	143
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(134)	(149)
FHLB stock dividends	(1,078)	(1,074)
Unrealized gain on securities available for sale	----	(157)
Prepaid expenses	(283)	(234)
Depreciation and amortization	(823)	(740)
Other	(4)	(5)
Net deferred tax asset	$4,965	$2,984

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2016	2015	2014
Statutory tax	$3,006	$3,870	$3,806
Effect of nontaxable interest	(433)	(437)	(418)
Effect of nontaxable insurance premiums	(340)	(336)	(142)
Income from bank owned insurance, net	(239)	(210)	(217)
Effect of postretirement benefits	(19)	71	238
Effect of nontaxable life insurance death proceeds	----	(11)	----
Effect of state income tax	64	66	73
Tax credits	(211)	(221)	(231)
Milton Merger Costs	73	----	----
Other items	19	17	11
Total income taxes	$1,920	$2,809	$3,120